Financial Assets And Financial Liabilities - Summary Of Reconciliation Of Movements Of Liabilities To Cash Flows (Detail) - EUR (€)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	€ 154,307,758	€ 52,635,755	€ 15,789,038	€ 5,798,569
Proceeds from loans		204,677,218		1,000,000
Proceeds from loans and borrowings			37,013,246	20,497,221
Proceeds from borrowings		124,470
Proceeds from convertible bonds		34,550,000	25,880,000
Principal paid on lease liabilities		(828,036)	(467,207)	(263,058)
Interest paid on lease liabilities		(631,362)	(106,837)	(38,495)
Interest paid			(461,687)	(192,312)
Repayments of loans		(176,323,519)
Repayments of borrowings		(87,342)
Interest and bank fees paid		(3,046,838)
Interest paid on convertible bonds		(996,767)
Other payments		(296,863)	(5,942)	(2,032)
Total changes from financing cash flows		57,140,961	35,732,304	7,098,274
The effect of changes in foreign exchange rates		(2,407)	(5,871)
Issuance of Public and Private Warrants on Transaction date		14,490,846
Public Warrants exercised		(192,637)
Change in fair value of derivative warrant liabilities		68,953,503
Valuation of convertible bonds		25,490,981
Conversion of Convertible bonds and convertible notes		(87,105,347)
New leases		16,422,858	577,660	3,490,145
Interest accrual			906,857	239,417
Governmental loan to receive		364,847
Capital Increases			(364,233)	(837,367)
Interest and bank fees expenses		6,108,398
Repayments of loans and borrowings			(26,119,269)	(13,903,050)
Total liability-related other changes		44,533,449	1,120,284	2,892,195
Ending Balance		154,307,758	52,635,755	15,789,038
Loans and borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	51,346,290	22,372,432	11,776,279	5,012,897
Proceeds from loans	177,949,550	204,677,218		1,000,000
Proceeds from loans and borrowings			37,013,246	20,497,221
Proceeds from borrowings		124,470
Interest paid			(461,687)	(192,312)
Repayments of loans	(153,564,569)	(176,323,519)
Repayments of borrowings		(87,342)
Interest and bank fees paid	(1,181,471)	(3,046,838)
Interest paid on convertible bonds	(223,281)
Other payments	(30,006)	(296,863)	(5,942)	(2,032)
Total changes from financing cash flows	22,950,223	25,047,126	10,426,348	7,399,827
Interest accrual		470,177	534,038	200,922
Governmental loan to receive	246,741	364,847
Capital Increases			(364,233)	(837,367)
Interest and bank fees expenses	1,255,161	3,091,708
Repayments of loans and borrowings			(26,119,269)	(13,903,050)
Total liability-related other changes	1,501,902	3,926,732	169,805	(636,445)
Ending Balance	75,798,415	51,346,290	22,372,432	11,776,279
Derivative warrant liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	83,251,712
The effect of changes in foreign exchange rates	7,352,057
Issuance of Public and Private Warrants on Transaction date		14,490,846
Public Warrants exercised	(1,680,738)	(192,637)
Change in fair value of derivative warrant liabilities	(62,350,757)	68,953,503
Total liability-related other changes	(64,031,495)	83,251,712
Ending Balance	26,572,274	83,251,712
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	19,709,756	4,117,341	4,012,759	785,672
Principal paid on lease liabilities	(441,386)	(828,036)	(467,207)	(263,058)
Interest paid on lease liabilities	(606,793)	(631,362)	(106,837)	(38,495)
Total changes from financing cash flows	(1,048,179)	(1,459,398)	(574,044)	(301,553)
The effect of changes in foreign exchange rates	(280,581)	(2,407)	(5,871)
New leases	8,251,807	16,422,858	577,660	3,490,145
Interest accrual			106,837	38,495
Interest and bank fees expenses	606,793	631,362
Total liability-related other changes	8,858,600	17,054,220	684,497	3,528,640
Ending Balance	27,239,596	19,709,756	4,117,341	€ 4,012,759
Convertible bonds [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	154,307,758	26,145,982
Proceeds from loans	177,949,550
Proceeds from convertible bonds		34,550,000	25,880,000
Principal paid on lease liabilities	(441,386)
Interest paid on lease liabilities	(606,793)
Repayments of loans	(153,564,569)
Interest and bank fees paid	(1,181,471)
Interest paid on convertible bonds	(223,281)	(996,767)
Other payments	(30,006)
Total changes from financing cash flows	21,902,044	33,553,233	25,880,000
The effect of changes in foreign exchange rates	7,071,476
Public Warrants exercised	(1,680,738)
Change in fair value of derivative warrant liabilities	(62,350,757)
Valuation of convertible bonds		25,490,981
Conversion of Convertible bonds and convertible notes		(87,105,347)
New leases	8,251,807
Interest accrual		(470,177)	265,982
Governmental loan to receive	246,741	0
Interest and bank fees expenses	1,861,954	2,385,328
Total liability-related other changes	(53,670,993)	(59,699,215)	265,982
Ending Balance	€ 129,610,285	€ 154,307,758	€ 26,145,982